PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Underfunded Plans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
U.S. Plan
Underfunded plans having accumulated benefit obligations exceeding the fair value of plan assets
Projected benefit obligation	$ 234	$ 230
Accumulated benefit obligation	234	230
Fair value of plan assets	206	181
Non-U.S. Plans
Underfunded plans having accumulated benefit obligations exceeding the fair value of plan assets
Projected benefit obligation	254	230
Accumulated benefit obligation	244	221
Fair value of plan assets	$ 155	$ 128